Morgan Stanley Information Fund
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002

Dear Shareholder:
The 12-month period ended March 31, 2002, was marked by recession in the U.S. economy and terrorist attacks on U.S. soil. Expectations for corporate earnings generally declined in this period, as did stock market valuations. Trading was volatile and somewhat directionless in the sense that few industry sectors outperformed for sustained periods of time. Poor performance was heavily concentrated in information technology stocks, resulting from companies trimming their spending in this area. The sector saw a dramatic downturn, falling from peak levels into recession. In particular, the telecommunications and cable sectors contracted under the financial burdens of massive capital spending and severe competition. This tightening was accentuated by decreased demand resulting from the recession.


Performance and Portfolio Strategy
For the 12-month period ended March 31, 2002, Morgan Stanley Information Fund's Class B shares declined 23.70 percent, compared with a gain of 0.26 percent for the Standard & Poor's 500 Index (S&P 500) and a loss of 7.66 percent for the Nasdaq-100 Index.1 For the same period, the Fund's Class A, C and D shares posted losses of 23.15 percent, 23.50 percent and 22.95 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's performance reflected the generally difficult environment for technology stocks. The Fund continues to invest in companies we believe are best positioned to capitalize on the growth of various sectors within the communications and information industries. Attributes used to choose investments include the existence of proven management, an established market presence, leading edge technology, demonstrable customer demand and strategic relationships or alliances.

The Fund's largest sector allocations as of March 31, 2002, were semiconductors, package software, computers and communications, electronic production equipment and telecommunications equipment. The Fund's five largest holdings as of March 31, 2002, were Intel Corp., Microsoft Corp., Cisco Systems, Sungard Data Systems and Taiwan Semiconductor.


Looking Ahead
As economic conditions improve, we believe the technology sector will begin to rebound. We anticipate that the bulk of the recovery will show in 2003 when capital spending returns. Following an extended

--------------
1 The Nasdaq-100 Index includes 100 of the largest domestic and international nonfinancial companies listed on the Nasdaq stock market based on market capitalization. The Index reflects companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies, including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Information Fund
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002 continued

period of cost cutting by technology companies, a pickup in demand should result in accelerated earnings growth for companies that operate with lower cost structures. Although the magnitude of the recovery may be subdued, we believe the information technology sector will regain its position as a leading growth sector.

We appreciate your ongoing support of Morgan Stanley Information Fund and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin


    Charles A. Fiumefreddo                  Mitchell M. Merin
    Chairman of the Board                   President

Morgan Stanley Information Fund
FUND PERFORMANCE [] MARCH 31, 2002


                           GROWTH OF $10,000 CLASS B

================================================================================
      Date                          Total                       S&P 500
--------------------------------------------------------------------------------
November 28, 1995                   10,000                       10,000
December 31, 1995                   10,227                       10,187
March 31, 1996                      10,677                       10,734
June 30, 1996                       11,448                       11,215
September 30, 1996                  10,948                       11,562
December 31, 1996                   10,207                       12,525
March 31, 1997                       8,936                       12,861
June 30, 1997                       10,768                       15,105
September 30, 1997                  12,068                       16,237
December 31, 1997                   11,818                       16,703
March 31, 1998                      13,950                       19,034
June 30, 1998                       14,660                       19,662
September 30, 1998                  13,194                       17,706
December 31, 1998                   18,293                       21,476
March 31, 1999                      21,404                       22,546
June 30, 1999                       26,072                       24,135
September 30, 1999                  27,943                       22,628
December 31, 1999                   44,995                       25,995
March 31, 2000                      54,499                       26,591
June 30, 2000                       50,908                       25,884
September 30, 2000                  50,076                       25,631
December 31, 2000                   33,667                       23,625
March 31, 2001                      22,308                       20,825
June 30, 2001                       22,528                       22,044
September 30, 2001                  14,245                       18,808
December 31, 2001                   18,606                       20,820
March 31, 2002                      17,022 (3)                   20,879
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     -- Fund     --- S&P 500 (4)
================================================================================


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                         CLASS A SHARES*
------------------------------------------------------------------
Period Ended 3/31/02
---------------------------
1 Year                        (23.15)%(1)       (27.18)%(2)
Since Inception (7/28/97)       9.64 %(1)         8.38 %(2)


                     CLASS B SHARES**
-----------------------------------------------------------
Period Ended 3/31/02
----------------------------
1 Year                         (23.70)%(1)    (27.51)%(2)
5 Years                         13.75 %(1)     13.51 %(2)
Since Inception (11/28/95)       8.75 %(1)      8.75 %(2)



                        CLASS C SHARES+
-----------------------------------------------------------------
Period Ended 3/31/02
---------------------------
1 Year                           (23.50)%(1)          (24.27)%(2)
Since Inception (7/28/97)          8.87 %(1)            8.87 %(2)


                CLASS D SHARES++
---------------------------------------------------
Period Ended 3/31/02
---------------------------
1 Year                           (22.95)%(1)
Since Inception (7/28/97)          9.90 %(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on March 31, 2002.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002




 NUMBER OF
  SHARES                                                       VALUE
-----------                                                ------------
                       Common Stocks (88.8%)

                         Advertising/Marketing
                           Services (0.1%)
   50,000              DoubleClick Inc.* ...............   $    599,500
                                                           ------------
                        Cable/Satellite TV (1.6%)
  450,000              Adelphia Communications
                           Corp. (Class A)* ............      6,705,000
  600,000              Charter Communications, Inc.
                           (Class A)* ..................      6,774,000
  100,000              Comcast Corp. (Class A
                           Special)* ...................      3,180,000
                                                           ------------
                                                             16,659,000
                                                           ------------
                         Computer Communications (9.0%)
  500,000              Adaptec, Inc.* ..................      6,685,000
  350,000              Brocade Communications
                           Systems, Inc.* ..............      9,450,000
2,650,000              Cisco Systems, Inc.* ............     44,864,500
  400,000              Emulex Corp.* ...................     13,172,000
  750,000              Extreme Networks, Inc.* .........      7,800,000
   50,000              Finisar Corp.* ..................        385,000
  600,000              Foundry Networks, Inc.* .........      4,314,000
  100,000              Juniper Networks, Inc.* .........      1,262,000
  350,000              McDATA Corp. (Class A)* .........      4,154,500
                                                           ------------
                                                             92,087,000
                                                           ------------
                         Computer Peripherals (1.7%)
  500,000              EMC Corp.* ......................      5,960,000
  300,000              Network Appliance, Inc.* ........      6,114,000
  100,000              Qlogic Corp.* ...................      4,952,000
                                                           ------------
                                                             17,026,000
                                                           ------------
                         Computer Processing
                           Hardware (3.9%)
  900,000              Compaq Computer Corp. ...........      9,405,000
  700,000              Dell Computer Corp.* ............     18,277,000
1,400,000              Sun Microsystems, Inc.* .........     12,348,000
                                                           ------------
                                                             40,030,000
                                                           ------------
                         Data Processing Services (1.6%)
  300,000              Affiliated Computer Services,
                         Inc. (Class A)* ...............     16,839,000
                                                           ------------




 NUMBER OF
   SHARES                                                      VALUE
------------                                               ------------
                         Electronic Components (2.2%)
  500,000              Flextronics International, Ltd.
                           (Singapore)* ................   $  9,125,000
  550,000              Sanmina-SCI Corp.* ..............      6,462,500
  350,000              Silicon-On-Insulator
                           Technologies (France) .......      7,311,045
                                                           ------------
                                                             22,898,545
                                                           ------------
                         Electronic Distributors (0.7%)
  150,000              CDW Computer Centers, Inc.* .....      7,551,000
                                                           ------------
                         Electronic Equipment/
                           Instruments (0.1%)
  150,000              JDS Uniphase Corp.* .............        883,500
                                                           ------------
                         Electronic Production
                           Equipment (6.9%)
  100,000              Amkor Technology, Inc.* .........      2,231,000
  300,000              Applied Materials, Inc.* ........     16,281,000
  250,000              ASM International NV
                           (Netherlands)* ..............      6,527,500
  500,000              ASM Lithography Holding NV
                           (Netherlands)* ..............     12,685,000
  150,000              Helix Technology Corp. ..........      3,798,000
  200,000              Novellus Systems, Inc.* .........     10,826,000
  100,000              Photon Dynamics, Inc.* ..........      5,089,000
  350,000              Teradyne, Inc.* .................     13,800,500
                                                           ------------
                                                             71,238,000
                                                           ------------
                         Financial Publishing/
                           Services (3.2%)
1,000,000              SunGard Data Systems Inc.*.......     32,970,000
                                                           ------------
                         Information Technology
                           Services (3.2%)
  250,000              Accenture Ltd. (Bermuda)* .......      6,675,000
  275,000              American Management
                           Systems, Inc.* ..............      5,137,275
  300,000              Anteon International Corp. ......      6,240,000
  100,000              Citrix Systems, Inc.* ...........      1,728,000
  350,000              PeopleSoft, Inc.* ...............     12,785,500
                                                           ------------
                                                             32,565,775
                                                           ------------
                         Internet Retail (0.4%)
  250,000              Amazon.com, Inc.* ...............      3,575,000
                                                           ------------

                        See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 continued




 NUMBER OF
  SHARES                                                        VALUE
----------                                                   ------------
                         Internet Software/Services (5.5%)
  500,000              BEA Systems, Inc.* ................   $ 6,855,000
   50,000              Check Point Software
                           Technologies Ltd. (Israel)*....     1,520,000
  350,000              Internet Security Systems, Inc.* ..     7,997,500
  800,000              KPMG Consulting, Inc.* ............    16,160,000
  500,000              MatrixOne, Inc.* ..................     4,460,000
  100,000              Netegrity, Inc. ...................     1,479,000
  400,000              Siebel Systems, Inc.* .............    13,044,000
  200,000              VeriSign, Inc.* ...................     5,400,000
                                                             -----------
                                                              56,915,500
                                                             -----------
                         Media Conglomerates (0.5%)
  200,000              AOL Time Warner Inc.* .............     4,730,000
                                                             -----------
                         Packaged Software (14.3%)
   50,000              Cognos, Inc. (Canada)* ............     1,372,500
  500,000              i2 Technologies, Inc.* ............     2,530,000
  150,000              Manugistics Group, Inc.* ..........     3,222,000
  150,000              Mercury Interactive Corp.* ........     5,647,500
  900,000              Microsoft Corp.* ..................    54,279,000
  850,000              Network Associates, Inc.* .........    20,570,000
1,050,000              Oracle Corp.* .....................    13,440,000
  500,000              Peregrine Systems, Inc.* ..........     4,760,000
  150,000              Precise Software Solutions Ltd.* ..     3,493,500
  500,000              Red Hat, Inc.* ....................     2,854,500
  450,000              SAP AG (ADR) (Germany) ............    16,740,000
  400,000              VERITAS Software Corp.* ...........    17,532,000
                                                             -----------
                                                             146,441,000
                                                             -----------
                          Recreational Products (0.8%)
   60,300              Electronic Arts Inc.* .............     3,666,240
  100,000              THQ, Inc.* ........................     4,910,000
                                                             -----------
                                                               8,576,240
                                                             -----------
                         Semiconductors (25.6%)
  300,000              Advanced Micro Devices, Inc.* .....     4,413,000
1,500,000              Agere Systems, Inc. (Class A)* ....     5,835,000
  350,000              Altera Corp.* .....................     7,654,500
  300,000              Analog Devices, Inc.* .............    13,512,000
  600,000              Applied Micro Circuits Corp.*......     4,800,000


 NUMBER OF
  SHARES                                                        VALUE
----------                                                   -----------
  250,000              Broadcom Corp. (Class A)* .........   $ 8,975,000
  750,000              Conexant Systems, Inc.* ...........     9,037,500
  300,000              ESS Technology, Inc.* .............     6,222,000
2,000,000              Intel Corp. .......................    60,820,000
  400,000              Intersil Corp. (Class A)* .........    11,340,000
  350,000              Linear Technology Corp. ...........    15,477,000
  200,000              Marvell Technology Group Ltd.
                           (Bermuda)* ....................     8,760,000
  250,000              Maxim Integrated Products, Inc.* ..    13,927,500
  250,000              Microchip Technology Inc.* ........    10,457,500
  200,000              Micron Technology, Inc.* ..........     6,580,000
  300,000              NVIDIA Corp.* .....................    13,308,000
1,150,000              Taiwan Semiconductor Manufacturing
                        Co. Ltd. (ADR) (Taiwan)* .........    23,862,500
  600,000              Texas Instruments, Inc. ...........    19,860,000
  400,000              Vitesse Semiconductor Corp.* ......     3,920,000
  350,000              Xilinx, Inc.* .....................    13,951,000
                                                             -----------
                                                             262,712,500
                                                             -----------
                         Telecommunication Equipment (6.8%)
  250,000              CIENA Corp.* ......................     2,250,000
  200,000              DDi Corp.* ........................     1,706,000
  400,000              Microtune, Inc.* ..................     5,748,000
1,250,000              Motorola, Inc. ....................    17,750,000
  350,000              Nokia Corp. (ADR) (Finland) .......     7,259,000
  500,000              Nortel Networks Corp. (Canada)* ...     2,245,000
  100,000              ONI Systems Corp.* ................       617,000
  600,000              QUALCOMM Inc.* ....................    22,584,000
  100,000              Research In Motion Ltd. (Canada)* .     2,777,000
  400,000              RF Micro Devices, Inc.* ...........     7,160,000
                                                             -----------
                                                              70,096,000
                                                             -----------
                         Wireless Telecommunications (0.7%)
  400,000              Vodafone Group PLC (ADR)
                           (United Kingdom) ..............     7,372,000
                                                             -----------
                       Total Common Stocks
                       (Cost $984,887,033)................   911,765,560
                                                             -----------

                        See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 continued




      PRINCIPAL
      AMOUNT IN
      THOUSANDS                                           VALUE
--------------------                                   ------------
                       Convertible Bonds (7.3%)

                         Computer Communications (1.1%)
      $ 10,000         Juniper Networks, Inc.
                           4.75% due 03/15/07 ......   $  7,100,000
         7,215         Redback Networks, Inc.
                           5.00% due 04/01/07 ......      3,787,875
                                                       ------------
                                                         10,887,875
                                                       ------------
                         Electronic Production
                           Equipment (1.2%)
        29,720         Celestica, Inc. (Canada)
                           0.00% due 08/01/20 ......     12,891,050
                                                       ------------
                         Packaged Software (2.1%)
        15,135         i2 Technologies, Inc.
                           5.25% due 12/15/06 ......     11,124,225
        13,125         Mercury Interactive Corp.
                           4.75% due 07/01/07 ......     10,828,125
                                                       ------------
                                                         21,952,350
                                                       ------------
                         Semiconductors (1.5%)
           180         Analog Devices, Inc.
                           4.75% due 10/01/05 ......        170,775
        19,167         Vitesse Semiconductor Corp.
                           4.00% due
                       03/15/05 ....................     14,974,218
                                                       ------------
                                                         15,144,993
                                                       ------------
                         Telecommunication Equipment (1.4%)
         5,000         Comverse Technology, Inc.
                           1.50% due 12/01/05 ......      3,812,500
        13,185         ONI Systems Corp.
                           5.00% due 10/15/05 ......     10,135,969
                                                       ------------
                                                         13,948,469
                                                       ------------
                       Total Convertible Bonds
                       (Cost $79,576,979)...........     74,824,737
                                                       ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                VALUE
-----------                                            -----------
                       Short-Term Investment (3.0%)
                       Repurchase Agreement

 $ 31,254              Joint repurchase agreement
                           account 1.90% due
                           04/01/02 (dated
                           03/28/02; proceeds
                           $31,260,598) (a) (Cost
                           $31,254,000).............   $ 31,254,000
                                                       ------------


Total Investments
(Cost $1,095,718,012) (b).....           99.1%        1,017,844,297

Other Assets in Excess of
   Liabilities ...............            0.9             9,309,226
                                        -----         -------------
Net Assets ...................          100.0%       $1,027,153,523
                                        =====         =============

---------------------------
ADR   American Depository Receipt.
 *    Non-income producing security.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes is $1,171,696,993. The aggregate gross unrealized appreciation is $82,287,883 and the aggregate gross unrealized depreciation is $236,140,579, resulting in net unrealized depreciation of $153,852,696.


                        See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002



Assets
Investments in securities, at value
  (cost $1,095,718,012).......................... $ 1,017,844,297
Receivable for:
     Investments sold ...........................      38,723,617
     Shares of beneficial interest sold .........       1,885,443
     Interest ...................................         966,377
     Dividends ..................................         170,572
Prepaid expenses and other assets ...............         301,761
                                                  ----------------
   Total Assets .................................   1,059,892,067
                                                  ----------------
Liabilities:
Payable for:
     Investments purchased ......................      29,545,897
     Shares of beneficial interest
        repurchased .............................       1,435,606
     Distribution fee ...........................         849,706
     Investment management fee ..................         659,858
Accrued expenses and other payables .............         247,477
                                                  ----------------
   Total Liablilities ...........................      32,738,544
                                                  ----------------
   Net Assets ................................... $ 1,027,153,523
                                                  ================
Composition of Net Assets:
Paid-in-capital ................................. $ 2,917,472,633
Net unrealized depreciation .....................     (77,873,715)
Accumulated undistributed net investment
  income ........................................       2,655,245
Accumulated net realized loss ...................  (1,815,100,640)
                                                  ----------------
   Net Assets ................................... $ 1,027,153,523
                                                  ================
Class A Shares:
Net Assets ...................................... $    36,128,870
Shares Outstanding (unlimited authorized,
  $.01 par value)................................       3,199,749
   Net Asset Value Per Share ....................          $11.29
                                                           ======

   Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
        asset value) ............................          $11.92
                                                           ======
Class B Shares:
Net Assets ...................................... $   911,275,932
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      84,036,462
   Net Asset Value Per Share ....................          $10.84
                                                           ======
Class C Shares:
Net Assets ...................................... $    52,145,264
Shares Outstanding (unlimited authorized,
  $.01 par value)................................       4,809,935
   Net Asset Value Per Share ....................          $10.84
                                                           ======
Class D Shares:
Net Assets ...................................... $    27,603,457
Shares Outstanding (unlimited authorized,
  $.01 par value)................................       2,410,943
   Net Asset Value Per Share ....................          $11.45
                                                           ======

Statement of Operations
For the year ended March 31, 2002



Net Investment Loss:
Income
Interest ......................................   $  12,244,971
Dividends (net of $91,663 foreign
  withholding tax) ............................       5,408,843
                                                  -------------
   Total Income ...............................      17,653,814
                                                  -------------
Expenses
Distribution fee (Class A shares) .............          91,802
Distribution fee (Class B shares) .............      12,060,721
Distribution fee (Class C shares) .............         533,621
Investment management fee .....................       9,826,526
Transfer agent fees and expenses ..............       4,275,982
Shareholder reports and notices ...............         265,520
Registration fees .............................         136,466
Custodian fees ................................          82,059
Professional fees .............................          55,312
Trustees' fees and expenses ...................          12,420
Other .........................................          31,111
                                                  -------------
   Total Expenses .............................      27,371,540
                                                  -------------
   Net Investment Loss ........................      (9,717,726)
                                                  -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss .............................    (655,440,250)
Net change in unrealized depreciation .........     290,691,465
                                                  -------------
   Net Loss ...................................    (364,748,785)
                                                  -------------
Net Decrease ..................................   $(374,466,511)
                                                  ==============


                        See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                    FOR THE YEAR        FOR THE YEAR
                                                                                        ENDED              ENDED
                                                                                   MARCH 31, 2002      MARCH 31, 2001
                                                                                 ------------------ -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ............................................................   $   (9,717,726)   $    (34,556,669)
Net realized loss ..............................................................     (655,440,250)     (1,010,841,893)
Net change in unrealized depreciation ..........................................      290,691,465      (1,604,196,226)
                                                                                   --------------    ----------------
  Net Decrease .................................................................     (374,466,511)     (2,649,594,788)
                                                                                   --------------    ----------------
Distributions to Shareholders from:
Net realized gain
 Class A shares ................................................................           -              (17,435,849)
 Class B shares ................................................................           -             (507,777,524)
 Class C shares ................................................................           -              (29,491,412)
 Class D shares ................................................................           -               (2,823,183)
Paid-in-capital
 Class A shares ................................................................           -                  (30,981)
 Class B shares ................................................................           -                 (902,252)
 Class C shares ................................................................           -                  (52,402)
 Class D shares ................................................................           -                   (5,017)
                                                                                   --------------    ----------------
  Total Distributions ..........................................................           -             (558,518,620)
                                                                                   --------------    ----------------
Net increase (decrease) from transactions in shares of beneficial interest .....     (297,667,074)        756,165,042
                                                                                   --------------    ----------------

  Net Decrease .................................................................     (672,133,585)     (2,451,948,366)
Net Assets:
Beginning of period ............................................................    1,699,287,108       4,151,235,474
                                                                                   --------------    ----------------
End of Period
(Including accumulated undistributed net investment income of $2,655,245 and $0,
 respectively) .................................................................   $1,027,153,523    $  1,699,287,108
                                                                                   ==============    ================

                        See Notes to Financial Statements

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002


1. Organization and Accounting Policies
Morgan Stanley Information Fund (the "Fund"), formerly Morgan Stanley Dean Witter Information Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

H. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $3 billion; and 0.70% to the portion of daily net assets in excess of $3 billion.


3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $54,481,396 at March 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.78%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $3,327, $3,103,673, and $19,441, respectively and received approximately $67,971 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2002 aggregated $1,805,592,778 and $1,922,708,803, respectively.

For the year ended March 31, 2002, the Fund incurred brokerage commissions of $2,250 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended March 31, 2002, the Fund incurred brokerage commissions of $202,091 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Included in the payable for investments purchased at March 31, 2002 are unsettled trades with other Morgan Stanley funds aggregating $1,095,000.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $41,000.


5. Federal Income Tax Status
At March 31, 2002, the Fund had a net capital loss carryover of approximately $1,529,118,000 of which $253,526,000 will be available through March 31, 2009 and $1,275,592,000 will be available through March 31, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $176,840,000 during fiscal 2002.

As of March 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses, capital loss deferrals on wash sales and book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustment on debt securities sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $13,354,459, accumulated net realized loss was credited $1,321,733 and accumulated undistributed net investment income was credited $12,032,726.


6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                                   FOR THE YEAR                      FOR THE YEAR
                                                      ENDED                             ENDED
                                                  MARCH 31, 2002                    MARCH 31, 2001
                                        ---------------------------------- --------------------------------
                                             SHARES           AMOUNT             SHARES          AMOUNT
                                        --------------- ------------------  --------------- ----------------
CLASS A SHARES
Sold ..................................     2,330,642     $   27,527,191        2,728,261    $   81,997,394
Reinvestment of distributions .........         -                 -               511,931        16,678,724
Redeemed ..............................    (2,457,614)       (29,025,386)      (3,027,888)      (82,400,616)
                                           ----------     --------------       ----------    --------------
Net increase (decrease) - Class A .....      (126,972)        (1,498,195)         212,304        16,275,502
                                           ----------     --------------       ----------    --------------
CLASS B SHARES
Sold ..................................     7,558,512         98,608,543       33,169,252     1,024,763,271
Reinvestment of distributions .........         -                 -            15,052,183       478,358,385
Redeemed ..............................   (31,887,582)      (390,319,119)     (33,971,904)     (842,958,660)
                                          -----------     --------------      -----------    --------------
Net increase (decrease) - Class B .....   (24,329,070)      (291,710,576)      14,249,531       660,162,996
                                          -----------     --------------      -----------    --------------
CLASS C SHARES
Sold ..................................       693,354          8,781,334        3,068,897        94,158,209
Reinvestment of distributions .........         -                 -               901,194        28,531,812
Redeemed ..............................    (2,087,728)       (25,762,850)      (2,859,443)      (72,192,933)
                                          -----------     --------------      -----------    --------------
Net increase (decrease) - Class C .....    (1,394,374)       (16,981,516)       1,110,648        50,497,088
                                          -----------     --------------      -----------    --------------
CLASS D SHARES
Sold ..................................     2,356,937         30,174,502        1,691,977        45,471,216
Reinvestment of distributions .........         -                 -                67,373         2,219,266
Redeemed ..............................    (1,401,855)       (17,651,289)        (736,372)      (18,461,026)
                                          -----------     --------------      -----------    --------------
Net increase - Class D ................       955,082         12,523,213        1,022,978        29,229,456
                                          -----------     --------------      -----------    --------------
Net increase (decrease) in Fund .......   (24,895,334)    $ (297,667,074)      16,595,461    $  756,165,042
                                          ===========     ==============      ===========    ==============

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At March 31, 2002, there were no outstanding forward contracts.


8. Change in Accounting Policy
Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $340,245 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of March 31, 2001.

The effect of this change for the year ended March 31, 2002 was to decrease net investment loss by $3,636,733, increase unrealized depreciation by $2,315,000, and increase net realized losses by $1,321,733. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                               FOR THE YEAR ENDED MARCH 31,
                                                         ----------------------------------------
                                                                 2002                 2001
                                                         -------------------- -------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...................      $  14.69             $ 41.20
                                                              --------             --------
Income (loss) from investment operations:
 Net investment loss++ ................................           0.00(4)            (0.08)
 Net realized and unrealized gain (loss) ...............         (3.40)(4)          (21.28)
                                                             ---------             --------
Total income (loss) from investment operations .........         (3.40)             (21.36)
                                                             ---------             --------
Less distributions from:
 Net realized gain .....................................          -                  (5.14)
 Paid-in-capital .......................................          -                  (0.01)
                                                             ---------             --------
Total distributions ....................................          -                  (5.15)
                                                             ---------             --------
Net asset value, end of period .........................    $    11.29             $ 14.69
                                                             =========             ========
Total Return+ .........................................         (23.15)%            (58.71)%

Ratios to Average Net Assets:
Expenses ...............................................          1.32 %(3)           1.07 %(3)
Net investment loss ....................................          0.00 %(3)(4)       (0.26)%(3)

Supplemental Data:
Net assets, end of period, in thousands ................       $36,129             $48,873
Portfolio turnover rate ................................           144 %               213 %




                                                                                                 FOR THE PERIOD
                                                             FOR THE YEAR ENDED MARCH 31,         JULY 28, 1997
                                                         -------------------------------------      THROUGH
                                                                2000               1999          MARCH 31, 1998
                                                         ------------------ ------------------ ------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...................     $    19.23           $ 14.02            $ 11.43
                                                             ----------           -------            -------
Income (loss) from investment operations:
 Net investment loss++ ................................           (0.27)            (0.11)             (0.08)
 Net realized and unrealized gain (loss) ...............          26.41              7.04               2.67
                                                             ----------           -------            -------
Total income (loss) from investment operations .........          26.14              6.93               2.59
                                                             ----------           -------            -------
Less distributions from:
 Net realized gain .....................................          (4.17)            (1.72)              -
 Paid-in-capital .......................................           -                 -                  -
                                                             ----------           -------            -------
Total distributions ....................................          (4.17)            (1.72)              -
                                                             ----------           -------            -------
Net asset value, end of period .........................     $    41.20           $ 19.23            $ 14.02
                                                             ==========           =======            =======
Total Return+ .........................................          155.88 %           54.33 %            22.66 %(1)

Ratios to Average Net Assets:
Expenses ...............................................           1.13 %(3)         1.24 %(3)          1.27 %(2)
Net investment loss ....................................          (0.82)%(3)        (0.74)%(3)         (0.93)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................     $  128,325           $ 5,253            $   206
Portfolio turnover rate ................................            282 %             419 %              218 %

------------

*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment loss and decrease net realized and unrealized gain (loss) per share by $0.04 and to decrease the ratio of net investment loss to average net assets by 0.27%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued



                                                                 FOR THE YEAR ENDED MARCH 31,
                                                       ------------------------------------------------
                                                                    2002                       2001
                                                       ------------------------- ----------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .................         $   14.22              $        40.37
                                                               ---------               --------------
Income (loss) from investment operations:
 Net investment loss++ ..............................              (0.10) (2)                  (0.29)
 Net realized and unrealized gain (loss) .............             (3.28) (2)                 (20.71)
                                                               ----------              --------------
Total income (loss) from investment operations .......             (3.38)                     (21.00)
                                                               ----------              --------------
Less distributions from:
 Net realized gain ...................................              -                          (5.14)
 Paid-in-capital .....................................              -                          (0.01)
                                                               ----------              --------------
Total distributions ..................................              -                          (5.15)
                                                               ----------              --------------
Net asset value, end of period .......................         $   10.84               $       14.22
                                                               ==========              ==============
Total Return+ .......................................             (23.70)%                    (59.07)%

Ratios to Average Net Assets:
Expenses .............................................              2.10 %(1)                   1.84 %(1)
Net investment loss ..................................             (0.78)%(1)(2)               (1.02)%(1)

Supplemental Data:
Net assets, end of period, in thousands ..............          $911,276                  $1,540,834
Portfolio turnover rate ..............................               144 %                       213 %



                                                                FOR THE YEAR ENDED MARCH 31,
                                                       ----------------------------------------------------
                                                               2000               1999             1998*
                                                       ----------------- ------------------ ---------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .................       $  18.99         $   13.94        $    8.94
                                                             --------         ---------        ---------
Income (loss) from investment operations:
 Net investment loss++ ..............................           (0.37)            (0.22)           (0.18)
 Net realized and unrealized gain (loss) .............          25.92              6.99             5.18
                                                             ---------        ---------        ---------
Total income (loss) from investment operations .......          25.55              6.77             5.00
                                                             ---------        ---------        ---------
Less distributions from:
 Net realized gain ...................................          (4.17)            (1.72)            -
 Paid-in-capital .....................................           -                 -                -
                                                             ---------        ---------        ---------
Total distributions ..................................          (4.17)            (1.72)            -
                                                             ---------        ---------        ---------
Net asset value, end of period .......................       $  40.37         $   18.99        $   13.94
                                                             =========        =========        =========
Total Return+ .......................................          154.62 %           53.44 %          56.10 %

Ratios to Average Net Assets:
Expenses .............................................           1.58 %(1)         1.95 %(1)        2.05 %
Net investment loss ..................................          (1.27)%(1)        (1.45)%(1)       (1.54)%

Supplemental Data:
Net assets, end of period, in thousands ..............     $3,799,844          $580,994         $267,384
Portfolio turnover rate ..............................            282 %             419 %            218 %

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment loss and decrease net realized and unrealized gain (loss) per share by $0.03 and to decrease the ratio of net investment loss to average net assets by 0.27%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued



                                                                 FOR THE YEAR ENDED MARCH 31,
                                                         -----------------------------------------
                                                                2002                   2001
                                                         --------------------- -------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...................       $  14.17             $  40.26
                                                               --------             --------
Income (loss) from investment operations:
 Net investment loss++ ................................           (0.07)(4)            (0.30)
 Net realized and unrealized gain (loss) ...............          (3.26)(4)           (20.64)
                                                              ---------             --------
Total income (loss) from investment operations .........          (3.33)              (20.94)
                                                              ---------             --------
Less distributions from:
 Net realized gain .....................................           -                   (5.14)
 Paid-in-capital .......................................           -                   (0.01)
                                                              ---------             --------
Total distributions ....................................           -                   (5.15)
                                                              ---------             --------
Net asset value, end of period .........................     $    10.84             $  14.17
                                                              =========             ========
Total Return+ .........................................          (23.50)%             (59.08)%

Ratios to Average Net Assets:
Expenses ...............................................           1.88 %(3)            1.89 %(3)
Net investment loss ....................................          (0.56)%(3)(4)        (1.07)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................        $52,145              $87,942
Portfolio turnover rate. ...............................            144 %                213 %




                                                                                                FOR THE PERIOD
                                                              FOR THE YEAR ENDED MARCH 31,      JULY 28, 1997
                                                         -----------------------------------       THROUGH
                                                                2000             1999          MARCH 31, 1998
                                                         ---------------- ------------------ ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...................     $   18.98        $  13.94           $ 11.43
                                                             ----------        --------           -------
Income (loss) from investment operations:
 Net investment loss++ ................................          (0.49)          (0.24)            (0.14)
 Net realized and unrealized gain (loss) ...............         25.94            7.00              2.65
                                                             ----------        --------           -------
Total income (loss) from investment operations .........         25.45            6.76              2.51
                                                             ----------        --------           -------
Less distributions from:
 Net realized gain .....................................         (4.17)          (1.72)              -
 Paid-in-capital .......................................          -               -                  -
                                                             ----------        --------
Total distributions ....................................         (4.17)          (1.72)              -
                                                             ----------        --------           -------
Net asset value, end of period .........................     $   40.26         $ 18.98            $ 13.94
                                                             ==========        ========           =======
Total Return+ .........................................         154.10 %         53.36 %            21.96 %(1)

Ratios to Average Net Assets:
Expenses ...............................................          1.89 %(3)       2.01 %(3)          2.05 %(2)
Net investment loss ....................................         (1.58)% (3)     (1.51)%(3)         (1.72)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................      $205,073         $11,890             $  249
Portfolio turnover rate. ...............................           282 %           419 %              218 %

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment loss and decrease net realized and unrealized gain (loss) per share by $0.03 and to decrease the ratio of net investment loss to average net assets by 0.27%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued



                                                              FOR THE YEAR ENDED MARCH 31,
                                                         ---------------------------------------
                                                                 2002                2001
                                                         ------------------- -------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...................     $  14.86             $  41.57
                                                             --------             --------
Income (loss) from investment operations:
 Net investment income (loss)++ .......................          0.02 (4)            (0.01)
 Net realized and unrealized gain (loss) ...............        (3.43)(4)           (21.55)
                                                             --------             --------
Total income (loss) from investment operations .........        (3.41)              (21.56)
                                                             --------             --------
Less distributions from:
 Net realized gain .....................................          -                  (5.14)
 Paid-in-capital .......................................          -                  (0.01)
                                                             --------             --------
Total distributions ....................................          -                  (5.15)
                                                             --------             --------
Net asset value, end of period .........................    $   11.45             $  14.86
                                                             ========             ========
Total Return+ .........................................        (22.95)%             (58.66)%

Ratios to Average Net Assets:
Expenses ...............................................         1.10 %(3)            0.89 %(3)
Net investment income (loss) ...........................         0.22 %(3)(4)        (0.07)%(3)

Supplemental Data:
Net assets, end of period, in thousands ................      $27,603              $21,638
Portfolio turnover rate ................................          144 %                213 %




                                                                                                 FOR THE PERIOD
                                                             FOR THE YEAR ENDED MARCH 31,        JULY 28, 1997*
                                                         -------------------------------------      THROUGH
                                                                 2000              1999          MARCH 31, 1998
                                                         ------------------ ------------------ ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...................      $  19.33           $ 14.03            $ 11.43
                                                              --------           -------            -------
Income (loss) from investment operations:
 Net investment income (loss)++ .......................          (0.18)            (0.08)             (0.07)
 Net realized and unrealized gain (loss) ...............         26.59              7.10               2.67
                                                              --------           -------            -------
Total income (loss) from investment operations .........         26.41              7.02               2.60
                                                              --------           -------            -------
Less distributions from:
 Net realized gain .....................................         (4.17)            (1.72)               -
 Paid-in-capital .......................................          -                 -                   -
                                                              --------           -------            -------
Total distributions ....................................         (4.17)            (1.72)               -
                                                              --------           -------            -------
Net asset value, end of period .........................      $  41.57           $ 19.33            $ 14.03
                                                              ========           =======            =======
Total Return+ .........................................         156.56 %           54.96 %            22.75 %(1)

Ratios to Average Net Assets:
Expenses ...............................................          0.89 %(3)         1.01 %(3)          1.04 %(2)
Net investment income (loss) ...........................         (0.58)%(3)        (0.51)%(3)         (0.82)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................       $17,994            $2,440             $1,464
Portfolio turnover rate ................................           282 %             419 %              218 %

------------

*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by $0.04 and to increase the ratio of net investment income to average net assets by 0.27%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

Morgan Stanley Information Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Information Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Information Fund (the "Fund"), formerly Morgan Stanley Dean Witter Information Fund, including the portfolio of investments, as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Information Fund as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 9, 2002

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                              Term of
                                                            Office and
                                          Position(s)        Length of
       Name, Age and Address of            Held with           Time
         Independent Trustee               Registrant         Served*
-------------------------------------    -------------   ----------------
Michael Bozic (61)                          Trustee        Trustee since
c/o Mayer, Brown, Rowe & Maw                               April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                          Trustee        Trustee since
c/o Summit Ventures LLC                                    January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                        Trustee        Trustee since
c/o Mayer, Brown, Rowe & Maw                               September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan            129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer
                                      of Hills Department Stores (May 1991-July
                                      1995); formerly variously Chairman, Chief
                                      Executive Officer, President and Chief
                                      Operating Officer (1987-1991) of the Sears
                                      Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley             129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut,
                                      Space Shuttle Discovery (April 12-19,
                                      1985); Vice Chairman, Huntsman Corporation
                                      (chemical company); member of the Utah
                                      Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan            129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its
                                      wholly-owned subsidiary, Allstate
                                      Insurance Company (July 1989-December
                                      1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of
                                      the board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown,                     Rowe & Maw mortgage insurance); Trustee
Counsel to the Independent Trustees   and Vice Chairman of The Field Museum of
1675 Broadway                         Natural History; director of various other
New York, NY                          business and charitable organizations.

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION continued


                                                          Term of
                                                         Office and
                                         Position(s)     Length of
        Name, Age and Address of          Held with         Time
          Independent Trustee             Registrant      Served*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)                 Trustee       Trustee since
c/o Johnson Smick International, Inc.                    July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (65)                     Trustee       Trustee since
c/o Triumph Capital, L.P.                                July 1991
237 Park Avenue
New York, NY

John L. Schroeder (71)                     Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                             April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director          129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group
                                        of Seven Council (G7C), an international
                                        economic commission; formerly Vice
                                        Chairman of the Board of Governors of
                                        the Federal Reserve System and Assistant
                                        Secretary of the U.S. Treasury.

Michael E. Nugent (65)                  Chairman of the Insurance Committee and               207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

John L. Schroeder (71)                  Retired; Chairman of the Derivatives Committee        129
c/o Mayer, Brown, Rowe & Maw            and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees     Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                           Executive Vice President and Chief Investment
New York, NY                            Officer of the Home Insurance Company
                                        (August 1991-September 1995).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw            (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:





                                                           Term of
                                                          Office and
                                     Position(s)          Length of
   Name, Age and Address of           Held with              Time
      Interested Trustee              Registrant           Served*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (68)     Chairman, Director or   Trustee since
c/o Morgan Stanley Trust        Trustee and Chief       July 1991
Harborside Financial Center,    Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           Trustee                 Trustee since
c/o Morgan Stanley Trust                                June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Trustee                 Trustee since
1585 Broadway                                           April 1994
New York, NY



                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (68)    Chairman, Director or Trustee and Chief                129
c/o Morgan Stanley Trust       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   and the TCW/DW Term Trusts; formerly
Plaza Two,                     Chairman, Chief Executive Officer and Director
Jersey City, NJ                of the Investment Manager, the Distributor and
                               Morgan Stanley Services, Executive Vice President
                               and Director of Morgan Stanley DW, Chairman and
                               Director of the Transfer Agent, and Director
                               and/or officer of various Morgan Stanley
                               subsidiaries (until June 1998).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since                129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley (May
                               1999-August 2000), President and Chief Operating
                               Officer of Individual Securities of Morgan
                               Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley              129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley DW;
                               Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer of
                               Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------

* Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Information Fund
TRUSTEE AND OFFICER INFORMATION continued

Officers:


                                                     Term of
                                                    Office and
                                 Position(s)        Length of
   Name, Age and Address of       Held with            Time
      Executive Officer           Registrant         Served*
----------------------------- ----------------- -----------------
Mitchell M. Merin (48)        President         President since
1221 Avenue of the Americas                     May 1999
New York, NY

Barry Fink (47)               Vice President,   Vice President,
1221 Avenue of the Americas   Secretary and     Secretary
New York, NY                  General Counsel   and General
                                                Counsel since
                                                February 1997

Thomas F. Caloia (56)         Treasurer         Treasurer since
c/o Morgan Stanley Trust                        April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Armon Bar-Tur (32)            Vice President    Since May 2000
1221 Avenue of the Americas
New York, NY

Thomas Bergeron (37)          Vice President    Since May 2001
1221 Avenue of the Americas
New York, NY

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------
President and Chief Operating Officer of Morgan Stanley Investment Management
(since December 1998); President, Director (since April 1997) and Chief
Executive Officer (since June 1998) of the Investment Manager and Morgan Stanley
Services; Chairman, Chief Executive Officer and Director of the Distributor
(since June 1998); Chairman and Chief Executive Officer (since June 1998) and
Director (since January 1998) of the Transfer Agent; Director of various Morgan
Stanley subsidiaries; President of the Morgan Stanley Funds and TCW/DW Term
Trusts (since May 1999); Trustee of various Van Kampen investment companies
(since December 1999); previously Chief Strategic Officer of the Investment
Manager and Morgan Stanley Services and Executive Vice President of the
Distributor (April 1997-June 1998), Vice President of the Morgan Stanley Funds
(May 1997-April 1999), and Executive Vice President of Morgan Stanley.

General Counsel (since May 2000) and Managing Director (since December 2000) of
Morgan Stanley Investment Management; Managing Director (since December 2000), and Secretary and General Counsel (since February 1997) and Director (since July
1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President, Secretary and General Counsel of the
Morgan Stanley Funds and TCW/DW Term Trusts (since February 1997); Vice
President and Secretary of the Distributor; previously, Senior Vice President,
Assistant Secretary and Assistant General Counsel of the Investment Manager and
Morgan Stanley Services.

First Vice President and Assistant Treasurer of the Investment Manager, the
Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.

Executive Director and Portfolio Manager of the Investment Manager for over 5 years.

Vice President and Portfolio Manager of the Investment Manager; previously a
Financial Analyst with Bank Boston (1993-1997).

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                                           [MORGAN STANLEY LOGO]

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Phillip J. Purcell
John L. Schroeder

                                                               [GRAPHIC OMITTED]

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Armon Bar-Tur
Vice President

Thomas Bergeron
Vice President

Thomas F. Caloia
Treasurer
                                                              MORGAN STANLEY
TRANSFER AGENT                                                 INFORMATION
                                                                  FUND

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's
Statement of Additional Information
contains additional information about
the Fund, including its trustees. It is
available, without charge, by calling
(800)869-NEWS.

This report is not authorized for
distribution to prospective investors in                       Annual Report
the Fund unless preceded or accompanied                        March 31, 2002
by an effective Prospectus. Read the                           -----------------
Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.  37929RPT